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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*
	COMMON STOCK—125.3%

	Australia—2.0%
729	Incitec Pivot Ltd.	$99,175

	Austria—0.6%
511	Erste Bank der Oesterreichischen Sparkassen AG	30,537

	Belgium—2.4%
1,714	InBev NV	118,819

	Bermuda—2.4%
500	Arch Capital Group Ltd. (a)	34,880
3,500	Kerry Properties Ltd.	16,690
500	PartnerRe Ltd.	34,455
600	RenaissanceRe Holdings Ltd.	30,426

		116,451

	Brazil—0.4%
2,200	BM&F Bovespa S.A.	16,790

	Canada—1.4%
400	Potash Corp. of Saskatchewan, Inc.	69,440

	Cayman Islands—0.7%
270	Transocean, Inc. (a)	34,344

	Denmark—1.1%
1,000	Novo Nordisk AS ADR	55,560

	Finland—0.5%
556	Outotec Oyj	25,258

	France—2.4%
269	Alstom S.A.	27,326
332	BNP Paribas	29,782
593	Gaz De France	34,137
498	Suez S.A.	27,306

		118,551

	Germany—3.9%
1,485	Deutsche Telekom AG	24,589
588	E.ON AG	34,339
500	Morphosys AG (a)	36,370
253	RWE AG	27,292
1,161	SAP AG	65,050

		187,640

	Hong Kong—1.7%
4,500	CLP Holdings Ltd.	36,506
7,000	Hong Kong Electric Holdings	44,445

		80,951

	Ireland—0.8%
1,000	Icon PLC ADR (a)	40,730

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	Israel—0.9%
900	Teva Pharmaceutical Industries Ltd. ADR	$42,606

	Italy—1.0%
1,214	Saipem SpA	48,038

	Japan—20.7%
3,000	Air Water, Inc.	37,060
5,000	Dowa Holdings Co., Ltd.	27,855
2	East Japan Railway Co.	15,908
8	EPS Co., Ltd.	30,011
5,000	Japan Steel Works Ltd.	86,110
6	Japan Tobacco, Inc.	28,476
8	KDDI Corp.	46,586
2,000	Kirin Brewery Co., Ltd.	29,924
1,000	Mitsubishi Estate Co., Ltd.	22,089
6,900	Mitsubishi UFJ Financial Group, Inc.	52,447
13	Mizuho Financial Group, Inc.	55,340
4,000	Nabtesco Corp.	41,499
400	Nintendo Co., Ltd.	187,784
600	Nitori Co., Ltd.	33,320
2,100	Nomura Holdings, Inc.	27,849
700	Secom Co., Ltd.	32,246
6	Sumitomo Mitsui Financial Group, Inc.	36,325
550	T&D Holdings, Inc.	28,859
8,000	Tokai Tokyo Securities Co., Ltd.	28,359
900	Toyo Tanso Co., Ltd.	54,437
400	Unicharm Corp.	29,758
1,300	Unicharm Petcare Corp.	41,460
7	West Japan Railway Co.	33,826

		1,007,528

	Netherland Antilles—1.0%
500	Schlumberger Ltd.	47,110

	Netherlands—2.0%
1,906	ASML Holding NV	44,949
3,127	Royal KPN NV	53,056

		98,005

	Spain—1.2%
1,750	Banco Santander Central Hispano S.A.	29,749
1,217	Telefonica S.A.	30,070

		59,819

	Sweden—0.6%
600	Hennes & Mauritz AB, Class B	29,733

	Switzerland—6.2%
900	ACE Ltd.	47,349
1,243	Nestle S.A.	54,766
370	Roche Holdings AG	62,263
511	Syngenta AG	137,106

		301,484

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	Taiwan—0.6%
3,114	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	$30,238

	United Kingdom—9.8%
1,415	BG Group PLC	31,386
2,242	British American Tobacco PLC	75,744
3,149	Diageo PLC	58,159
4,000	HSBC Holdings PLC	62,928
1,558	Imperial Tobacco Group PLC	51,369
763	Royal Dutch Shell PLC, Class A	26,665
6,394	SSL International PLC	55,074
859	Unilever PLC	23,040
14,162	Vodafone Group PLC	36,191
2,607	Wellstream Holdings PLC (a)	59,242

		479,798

	United States—61.0%
1,200	AFLAC, Inc.	68,040
400	Air Products & Chemicals, Inc.	36,740
400	Apple, Inc. (a)	67,812
700	Bank of America Corp.	21,798
2,800	Bank of New York Mellon Corp.	96,908
100	BlackRock, Inc.	21,725
3,000	Cisco Systems, Inc. (a)	72,150
1,700	Coca-Cola Co.	88,519
2,400	Corning, Inc.	49,296
900	Devon Energy Corp.	91,845
1,600	Dolan Media Co. (a)	24,400
600	Exelon Corp.	45,576
800	Exxon Mobil Corp.	64,008
500	FirstEnergy Corp.	36,320
1,100	Forest Oil Corp. (a)	62,612
900	Foundation Coal Holdings, Inc.	53,235
500	FPL Group, Inc.	30,030
400	Genentech, Inc. (a)	39,500
600	General Dynamics Corp.	55,380
1,500	General Electric Co.	42,150
300	Goldman Sachs Group, Inc.	49,191
3,800	Grey Wolf, Inc. (a)	33,098
1,200	Helmerich & Payne, Inc.	68,544
400	Hess Corp.	41,884
1,100	Hewlett-Packard Co.	51,612
1,800	HJ Heinz Co.	90,576
1,100	Intel Corp.	25,157
1,000	International Business Machines Corp.	121,730
500	Johnson & Johnson	35,215
1,500	JPMorgan Chase & Co.	57,735
1,000	Lockheed Martin Corp.	116,440
1,500	Marathon Oil Corp.	67,605
100	MasterCard, Inc., Class A	24,255

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	United States (continued)
1,100	McDonald’s Corp.	$68,255
1,300	Merck & Co., Inc.	46,371
4,100	Microsoft Corp.	111,889
400	Monsanto Co.	45,700
900	National-Oilwell Varco, Inc. (a)	66,357
1,850	Northern Trust Corp.	148,721
400	Occidental Petroleum Corp.	31,744
3,200	Oracle Corp. (a)	70,176
1,700	Philip Morris International, Inc.	91,290
700	Praxair, Inc.	62,888
1,900	Procter & Gamble Co.	132,563
700	QUALCOMM, Inc.	36,855
1,000	Quicksilver Resources, Inc. (a)	24,190
2,600	Schering-Plough Corp.	50,440
400	Sunoco, Inc.	17,752
1,000	Texas Instruments, Inc.	24,510
900	Thermo Fisher Scientific, Inc. (a)	54,504
800	XTO Energy, Inc.	40,328

		2,975,619

	Total Common Stock (cost—$6,237,003)	6,114,224

	PREFERRED STOCK—3.5%

	Germany—3.5%
777	Fresenius AG	63,286
1,328	Henkel KGaA	52,048
384	Porsche AG	53,903

	Total Preferred Stock (cost—$170,724)	169,237

	RIGHTS—0.1%

	France—0.1%
448	Suez Environnement S.A. (a) (cost—$2,743)	3,227

Principal Amount (000s)
	Repurchase Agreement—2.3%
$113	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $113,021; collateralized by Federal Home Loan Bank, 2.26%, due 10/10/08, valued at $115,955 including accrued interest (cost—$113,000)	113,000

	Total Investments before securities sold short (cost—$6,523,470)—131.2%	6,399,688

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	SECURITIES SOLD SHORT—(31.1)%

	Australia—(0.5)%
678	Macquarie Group Ltd.	$(25,141)

	Austria—(0.7)%
300	Raiffeisen International Bank Holding AG	(32,794)

	Belgium—(1.3)%
309	Barco NV	(14,429)
1,300	Dexia S.A.	(18,372)
300	KBC Groep NV	(28,502)

		(61,303)

	Canada—(1.8)%
600	Canadian Natural Resources Ltd.	(51,219)
300	Research In Motion Ltd. (a)	(36,480)

		(87,699)

	France—(1.7)%
300	L’Oreal S.A.	(29,778)
1,260	Safran S.A.	(22,392)
300	Schneider Electric S.A.	(30,156)

		(82,326)

	Germany—(0.5)%
434	Metro AG	(24,128)

	Hong Kong—(0.5)%
14,000	Cathay Pacific Airways Ltd.	(25,961)

	Italy—(1.2)%
1,800	Fiat SpA	(27,828)
1,300	Luxottica Group SpA	(32,622)

		(60,450)

	Japan—(2.3)%
1,700	Kagome Co., Ltd.	(27,253)
14,000	Taisei Corp.	(31,869)
3,900	Toppan Printing Co., Ltd.	(35,151)
1,300	Yamato Holdings Co., Ltd.	(15,333)

		(109,606)

	Netherlands—(0.6)%
1,400	European Aeronautic Defence and Space Co. NV	(31,341)

	United Kingdom—(1.8)%
12,000	Kingfisher PLC	(28,986)
1,700	Next PLC	(32,802)
3,900	Rolls-Royce Group PLC (a)	(28,148)

		(89,936)

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	United States—(18.2)%
500	Amerco, Inc. (a)	$(20,840)
800	American Express Co.	(31,744)
1,000	Bed Bath & Beyond, Inc. (a)	(30,660)
1,200	BJ Services Co.	(32,220)
600	Capital One Financial Corp.	(26,484)
1,600	Carmax, Inc. (a)	(23,680)
900	Centex Corp.	(14,598)
1,000	Cheesecake Factory, Inc. (a)	(15,370)
600	Comerica, Inc.	(16,854)
500	ConocoPhillips	(41,255)
600	Darden Restaurants, Inc.	(17,574)
1,900	Discover Financial Services	(31,255)
1,300	Ethan Allen Interiors, Inc.	(35,282)
400	FedEx Corp.	(33,128)
800	J Crew Group, Inc. (a)	(21,128)
1,000	Lennar Corp., Class A	(13,150)
1,300	Linear Technology Corp.	(42,432)
2,500	Louisiana-Pacific Corp.	(24,350)
500	Men’s Wearhouse, Inc.	(10,950)
500	Moody’s Corp.	(20,330)
1,200	Novellus Systems, Inc. (a)	(27,204)
1,500	Patterson-UTI Energy, Inc.	(42,630)
600	Pioneer National Resources Co.	(37,902)
2,000	Progressive Corp.	(36,940)
4,300	RF Micro Devices, Inc. (a)	(16,684)
800	St. Mary Land & Exploration Co.	(33,776)
1,600	Symantec Corp. (a)	(35,696)
600	Target Corp.	(31,812)
400	United Parcel Service, Inc., Class B	(25,648)
1,800	Valspar Corp.	(42,588)
900	Webster Financial Corp.	(19,188)
600	Whole Foods Market, Inc.	(10,986)
1,200	Williams-Sonoma, Inc.	(21,228)

		(885,566)

	Total Securities Sold Short (proceeds—$1,517,347)	(1,516,251)

	Total Investments net of securities sold short (cost—$5,006,123) (b)—100.1%	4,883,437

	Liabilities in excess of other assets—(0.1)%	(4,516)

	Net Assets—100.0%	$4,878,921

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Securities with an aggregate value of $2,280,927, representing 46.8% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Allianz RCM All Horizons Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*
	COMMON STOCK—87.7%

	Australia—8.0%
1,190	CSL Ltd.	$41,531
3,196	Origin Energy Ltd.	44,089
24,908	OZ Minerals Ltd.	37,083
1,648	QBE Insurance Group Ltd.	33,517

		156,220

	Canada—11.4%
339	Canadian Natural Resources Ltd.	28,939
6,580	Equinox Minerals Ltd. (a)	24,788
1,970	HudBay Minerals, Inc. (a)	19,926
188	Potash Corp. of Saskatchewan, Inc.	32,637
584	Research In Motion Ltd. (a)	71,014
1,145	TransCanada Corp.	43,426

		220,730

	China—2.0%
10,000	China Life Insurance Co., Ltd.	38,009

	Denmark—2.8%
400	Vestas Wind Systems A/S (a)	54,277

	France—1.1%
300	Total S.A.	21,551

	Germany—2.0%
668	E.ON AG	39,011

	Japan—4.0%
100	Nintendo Co., Ltd.	46,946
5	Sumitomo Mitsui Financial Group, Inc.	30,271

		77,217

	Switzerland—6.5%
1,531	Nestle S.A.	67,455
2,761	UBS AG (a)	60,013

		127,468

	United Kingdom—9.2%
975	AstraZeneca PLC	47,533
1,395	BG Group PLC	30,943
3,454	Inmarsat PLC	32,151
1,635	MHP S.A., GDR (a)	22,972
261	Rio Tinto PLC	24,776
378	Xstrata PLC	21,075

		179,450

	United States—40.7%
685	Allergan, Inc.	38,271
461	Apple, Inc. (a)	78,153
785	Cisco Systems, Inc. (a)	18,879

Allianz RCM All Horizons Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	United States (continued)
3,023	Citigroup, Inc.	$57,407
371	Entergy Corp.	38,358
385	Genentech, Inc. (a)	38,019
1,706	Hewlett-Packard Co.	80,046
1,613	Intel Corp.	36,889
785	Marathon Oil Corp.	35,380
1,055	Philip Morris International, Inc.	56,653
1,387	QUALCOMM, Inc.	73,026
641	Thermo Fisher Scientific, Inc. (a)	38,819
1,871	U.S. Bancorp	59,610
928	UST, Inc.	49,732
704	Wal-Mart Stores, Inc.	41,585
1,794	Western Union Co.	49,550

		790,377

	Total Common Stock (cost—$1,738,615)	1,704,310

Principal Amount (000s)
	Repurchase Agreement—12.1%
$236	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $236,043; collateralized by Federal Home Loan Bank, 2.26%, due 10/10/08, valued at $241,992 including accrued interest (cost—$236,000)	236,000

	Total Investments (cost—$1,974,615) (b)—99.8%	1,940,310

	Other assets less liabilities—0.2%	3,287

	Net Assets—100.0%	$1,943,597

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Securities with an aggregate value of $670,232, representing 34.5% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

GDR—Global Depositary Receipt

Allianz RCM Disciplined Equity Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*
	COMMON STOCK—98.0%

	Aerospace—5.2%
1,080	Boeing Co.	$70,805
600	L-3 Communications Holdings, Inc.	62,364
350	Lockheed Martin Corp.	40,754

		173,923

	Banking—4.8%
2,200	Bank of America Corp.	68,508
400	City National Corp.	19,796
1,200	U.S. Bancorp	38,232
1,200	Wells Fargo & Co.	36,324

		162,860

	Chemicals—3.1%
540	Air Products & Chemicals, Inc.	49,599
1,200	EI Du Pont de Nemours & Co.	53,328

		102,927

	Consumer Discretionary—0.8%
700	Harley-Davidson, Inc.	27,846

	Consumer Products—2.7%
1,300	Procter & Gamble Co.	90,701

	Consumer Services—1.4%
1,100	Omnicom Group, Inc.	46,629

	Diversified Manufacturing—6.0%
900	3M Co.	64,440
4,900	General Electric Co.	137,690

		202,130

	Financial Services—4.4%
700	American Express Co.	27,776
1,800	Citigroup, Inc.	34,182
1,300	JPMorgan Chase & Co.	50,037
800	Legg Mason, Inc.	35,624

		147,619

	Food & Beverage—1.7%
850	PepsiCo, Inc.	58,208

	Healthcare & Hospitals—17.3%
1,100	Amgen, Inc. (a)	69,135
1,350	Genentech, Inc. (a)	133,312
800	Genzyme Corp. (a)	62,640
2,400	Johnson & Johnson	169,032
1,800	Medtronic, Inc.	98,280
750	Varian Medical Systems, Inc. (a)	47,370

		579,769

	Hotels/Gaming—1.0%
900	Starwood Hotels & Resorts Worldwide, Inc.	32,625

Allianz RCM Disciplined Equity Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	Insurance—3.8%
900	Chubb Corp.	$43,209
1,050	MetLife, Inc.	56,910
600	Travelers Cos., Inc.	26,496

		126,615

	Metals & Mining—4.5%
1,520	Alcoa, Inc.	48,838
1,450	Caterpillar, Inc.	102,558

		151,396

	Oil & Gas—10.8%
1,490	Cameron International Corp. (a)	69,419
800	Chevron Corp.	69,056
600	ConocoPhillips	49,506
850	National-Oilwell Varco, Inc. (a)	62,670
850	Schlumberger Ltd.	80,087
870	Weatherford International Ltd. (a)	33,565

		364,303

	Pharmaceuticals—2.5%
2,500	Pfizer, Inc.	47,775
1,150	VCA Antech, Inc. (a)	35,351

		83,126

	Retail—5.2%
1,200	Cheesecake Factory, Inc. (a)	18,444
5,500	Starbucks Corp. (a)	85,580
1,900	Walgreen Co.	69,217

		173,241

	Semi-conductors—3.9%
3,300	Intel Corp.	75,471
2,300	Texas Instruments, Inc.	56,373

		131,844

	Technology—11.7%
980	Apple, Inc. (a)	166,139
1,800	eBay, Inc. (a)	44,874
3,600	EMC Corp. (a)	55,008
1,600	Intuit, Inc. (a)	48,112
2,900	Microsoft Corp.	79,141

		393,274

	Telecommunications—7.2%
2,800	Cisco Systems, Inc. (a)	67,340
4,750	Corning, Inc.	97,565
450	QUALCOMM, Inc.	23,693
1,500	Verizon Communications, Inc.	52,680

		241,278

	Total Investments (cost—$3,084,517)—98.0%	3,290,314

	Other assets less liabilities—2.0%	66,736

	Net Assets—100.0%	$3,357,050

Notes to Schedule of Investments:

(a) Non-income producing.

Allianz RCM Global Water Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*
	COMMON STOCK—87.1%

	Brazil—2.9%
51,743	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	$2,318,086

	Finland—0.8%
52,741	Kemira Oyj	659,185

	France—5.5%
82,801	Veolia Environnement	4,441,175

	Hong Kong—1.1%
2,499,810	Guangdong Investment Ltd.	848,764

	Italy—4.7%
83,602	ACEA SpA	1,473,216
693,534	Hera SpA	2,333,861

		3,807,077

	Japan—5.9%
147,000	Kurita Water Industries Ltd.	4,783,480

	Philippines—0.7%
1,426,815	Manila Water Co., Inc.	548,149

	Singapore—0.4%
825,000	Epure International Ltd.	331,918

	Switzerland—11.2%
67,085	Ciba Holding AG	1,652,363
47,273	Geberit AG	6,880,669
4,288	Sulzer AG	526,865

		9,059,897

	United Kingdom—13.1%
224,046	Northumbrian Water Group PLC	1,256,930
224,486	Pennon Group PLC	2,503,405
92,667	Severn Trent PLC	2,297,570
343,262	United Utilities Group PLC	4,466,342

		10,524,247

	United States—40.8%
16,502	American States Water Co.	651,994
27,911	American Water Works Co., Inc.	640,557
87,045	Aqua America, Inc.	1,592,053
9,264	California Water Service Group	363,983
75,998	Danaher Corp.	6,199,157
98,053	IDEX Corp.	3,634,825
45,298	Itron, Inc. (a)	4,691,967
91,683	ITT Corp.	5,844,791
85,084	Nalco Holding Co.	1,945,871
53,779	Pentair, Inc.	1,976,378
21,153	Roper Industries, Inc.	1,249,719

Allianz RCM Global Water Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	United States (continued)
11,351	Thermo Fisher Scientific, Inc. (a)	$687,417
17,826	Valmont Industries, Inc.	1,902,747
53,462	Watts Water Technologies, Inc., Class A	1,519,925

		32,901,384

	Total Common Stock (cost—$75,166,659)	70,223,362

	RIGHTS—1.1%

	France—1.1%
124,318	Suez Environnement S.A. (a) (cost—$828,334)	895,489

Principal Amount (000s)

	Repurchase Agreement—10.0%
$8,058	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $8,059,477; collateralized by Federal Home Loan Bank, 2.26%, due 10/10/08, valued at $8,222,687 including accrued interest (cost—$8,058,000)	8,058,000

	Total Investments (cost—$84,052,993) (b)—98.2%	79,176,851

	Other assets less liabilities—1.8%	1,419,321

	Net Assets—100.0%	$80,596,172

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Securities with an aggregate value of $35,003,892, representing 43.4% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Allianz RCM International Opportunities Fund Schedule of Investments

August 31, 2008 (unaudited)

Shares		Value*
	COMMON STOCK—95.1%

	Australia—1.8%
2,036	CSL Ltd.	$71,057

	Brazil—4.2%
3,500	Banco Itau Holding Financeira S.A. ADR	66,500
1,800	Petroleo Brasileiro S.A. ADR	94,932

		161,432

	Canada—2.3%
1,735	Shoppers Drug Mart Corp.	90,525

	Denmark—2.7%
475	Carlsberg AS	42,103
1,100	Novo Nordisk AS, Class B	61,404

		103,507

	Finland—3.5%
1,926	Fortum Oyj	79,054
2,236	Nokia Oyj	55,984

		135,038

	France—8.7%
1,039	BNP Paribas	93,204
765	LVMH Moet Hennessy Louis Vuitton S.A.	81,242
1,156	Total S.A.	83,042
1,441	Vinci S.A.	81,827

		339,315

	Germany—8.3%
1,215	Adidas AG	71,129
1,570	BAYER AG	124,081
1,392	E.ON AG	81,292
172	Muenchener Rueckversicherungs—Gesellschaft AG	26,704
355	Stada Arzneimittel AG	19,333

		322,539

	Greece—2.5%
2,196	National Bank of Greece S.A.	96,802

	Israel—0.7%
600	Teva Pharmaceutical Industries Ltd. ADR	28,404

	Italy—2.1%
1,337	Saipem SpA	52,905
5,048	UniCredit SpA	27,161

		80,066

	Japan—18.8%
15	East Japan Railway Co.	119,311
1,500	Ibiden Co., Ltd.	44,239
2,000	Komatsu Ltd.	41,859
1,400	Mitsubishi Corp.	38,457
4,000	Mitsui Fudosan Co., Ltd.	83,357
4,000	Mitsui O.S.K. Lines, Ltd.	47,408

Allianz RCM International Opportunities Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Shares		Value*
	Japan (continued)
18	Mizuho Financial Group, Inc.	$76,624
200	Nintendo Co., Ltd.	93,892
14	Sumitomo Mitsui Financial Group, Inc.	84,759
2,200	Toyota Motor Corp.	98,161

		728,067

	Netherlands—3.4%
4,238	ING Groep NV	132,032

	Norway—1.5%
1,850	StatoilHydro ASA	56,749

	Spain—4.5%
1,326	Gamesa Corp. Tecnologica S.A.	62,713
4,499	Telefonica S.A.	111,164

		173,877

	Sweden—3.4%
4,600	Atlas Copco AB, Class A	64,210
1,375	Hennes & Mauritz AB, Class B	68,139

		132,349

	Switzerland—7.0%
2,482	ABB Ltd. (a)	60,878
2,005	Nestle S.A.	88,339
484	Roche Holdings AG	81,447
154	Syngenta AG	41,320

		271,984

	Taiwan—2.3%
9,045	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	87,827

	United Kingdom—17.4%
3,645	BHP Billiton PLC	113,527
9,352	Inmarsat PLC	87,052
9,219	Prudential PLC	91,551
1,862	Reckitt Benckiser Group PLC	94,132
6,269	Reed Elsevier PLC	71,649
1,842	Standard Chartered PLC	49,814
38,736	Vodafone Group PLC	98,992
1,190	Xstrata PLC	66,346

		673,063

	Total Common Stock (cost—$3,857,724)	3,684,633

	PREFERRED STOCK—2.1%

	Germany—2.1%
985	Fresenius AG (cost—$79,519)	80,228

Allianz RCM International Opportunities Fund Schedule of Investments

August 31, 2008 (unaudited) (continued)

Principal Amount (000s)		Value*

	Repurchase Agreement—2.7%
$103	State Street Bank & Trust Co., dated 8/29/08, 1.65%, due 9/2/08, proceeds $103,019; collateralized by Federal Home Loan Bank, 2.26%, due 10/10/08, valued at $105,872 including accrued interest (cost—$103,000)	$103,000

	Total Investments (cost—$4,040,243) (b)—99.9%	3,867,861

	Other assets less liabilities—0.1%	4,621

	Net Assets—100.0%	$3,872,482

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Securities with an aggregate value of $3,396,673, representing 87.7% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Funds’ NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other assets may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Funds’ NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Funds’ NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Fair Value Measurements–The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the periods ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. During the periods ended August 31, 2008, certain Funds utilized the fair valuation technique of estimating the price that would have prevailed in a liquid market for equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at August 31, 2008 in valuing the Funds’ investments carried at value:

	NACM Global Equity 130/30 Fund	RCM All Horizons Fund	RCM Disciplined Equity Fund	RCM Global Water Fund	RCM International Opportunities Fund
Valuation Inputs	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$2,489,510	$1,034,078	$3,290,314	$36,114,959	$368,188
Level 2 - Other Significant Observable Inputs	2,393,927	906,232	—	43,061,892	3,499,673
Level 3 - Significant Unobservable Inputs	—	—	—	—	—

Total	$4,883,437	$1,940,310	$3,290,314	$79,176,851	$3,867,861

Item 2.	Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 24, 2008

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: October 24, 2008

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2008